Equity	12 Months Ended
Dec. 31, 2021
Equity.
Equity

25. Equity

At December 31, 2021, 7,026,711 no-par value ordinary shares were issued and outstanding. There is only a single class of ordinary shares with the same rights, preferences and restrictions. Each share entitles the holder to one vote at the shareholders’ meeting. Shareholders participate in the profits according to their share in the share capital, based on their number of shares held. The general shareholders’ meeting resolves the appropriation of the balance sheet profit established in the annual financial statements and the dividends.

On July 31, 2020, the Company announced that it would change the ratio of its ADSs to ordinary shares from each ADS representing one-fifth (1/5) of one ordinary share (5:1) to each ADS representing one ordinary share (1:1). For ADS holders, the ratio change had the same effect as a 1 for 5 reverse ADS split. The ratio change became effective on August 14, 2020 (the “Effective Date”). On the Effective Date, each ADS holder was required to exchange every five (5) ADSs then held for one (1) new ADS (e.g., if a holder of ADSs previously held 50 ADSs, following the ratio change on the Effective Date, such holder helds 10 ADSs). Citibank, N.A., as depositary bank, has arranged for the exchange of the current ADSs for the new ones. There was no change to voxeljet’s underlying ordinary shares.

On August 18, 2020, the Company announced that it would voluntarily transfer the listing of the ADSs from the New York Stock Exchange (the “NYSE”) to the NASDAQ, effective August 28, 2020, after market close. voxeljet’s ADSs began trading as a NASDAQ-listed security at market open on August 31, 2020, and have continued to be listed under the ticker symbol “VJET.” Due to the transfer of the listing to the NASDAQ, the Company is no longer subject to the listing requirements of the NYSE. As of December 31, 2021, voxeljet was in compliance with the NASDAQ Listing Rules.

In January 2021, the Company has successfully completed its registered direct offering and sale of 621,170 ordinary shares in the form of ADS at a purchase price of € 13.33 per share (this equals $16.16 per ordinary share based on the exchange rate as of the close of business in New York on January 14, 2021). This provided voxeljet with gross proceeds of approximately $10 million (€ 8.3 million) before deducting fees and expenses, amounting to kEUR 1,073.

In February 2021, voxeljet completed another registered direct offering and sale of 443,414 ordinary shares in the form of ADS at a purchase price of € 22.27 per ordinary share (this equals $26.95 per ordinary share based on the exchange rate as of the close of business in New York on February 9, 2021). This provided the Company with gross proceeds of approximately $12 million (€ 9.9 million) before deducting fees and expenses, amounting to kEUR 1,127.

In the general shareholders’ meeting on May 26,2021, Management Board is authorized, subject to the consent of Supervisory Board, to increase the authorized capital in one or more tranches by up to to € 2,950,292 by issuing up to 2,950,292 new no-par value ordinary shares against contribution in cash or in kind until May 25, 2026.

In July 2021, the Company has successfully completed another registered direct offering and sale of 1,126,127 ordinary shares in the form of ADS at a purchase price of EUR 7.52 per share (this equals $8.88 per ordinary share based on the exchange rate as of the close of business in New York on July 14, 2021). This provided the Company with gross proceeds of approximately USD 10.0 million (€ 8.5 million) before deducting fees and expenses, amounting to kEUR 1,017.

After the capital increase in July, 2021, the remaining amount of ordinary shares that can be issued is 1,824,165. The Articles of Association authorize the Management Board, subject to the consent of the Supervisory Board, to increase the Company’s registered share capital in one or more tranches by up to € 1,824,165 by issuing up to 1,824,165 new no-par value ordinary shares against contribution in cash or in kind until May 25, 2026.